PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 124,268	$ 115,489
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	55,243	50,317
Renewable Power | North America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37,016	32,629
Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,708	3,547
Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,264	8,497
Renewable Power | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,396	3,935
Renewable Power | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,859	$ 1,709